SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Option, Granted	1,491,600	1,241,000	794,000
Weighted Average Exercise Price per share, Granted	$ 7.99	$ 7.25	$ 10.38
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option And RSUs Available For Grant, Outstanding (Beginning Balance)	2,433,014	2,632,409	2,820,387
Option And RSUs Available For Grant, Increase in option pool, net		800,000	516,691
Option And RSUs Available For Grant, Granted	(1,491,600)	(1,241,000)	(794,000)
Option And RSUs Available For Grant, Forfeited	566,096	241,605	89,331
Option And RSUs Available For Grant, Exercised	0	0	0
Option And RSUs Available For Grant, Outstanding (Ending Balance)	1,507,510	2,433,014	2,632,409
Outstanding Option, Outstanding (Beginning Balance)	3,600,186	3,440,424	3,021,809
Outstanding Option, Granted	1,491,600	1,241,000	794,000
Outstanding Option, Forfeited	(566,096)	(241,605)	(89,331)
Outstanding Option, Exercised	(641,727)	(839,633)	(286,054)
Outstanding Option, Outstanding (Ending Balance)	3,883,963	3,600,186	3,440,424
Weighted Average Exercise Price per share, Outstanding (Begining Balance)	$ 6.95	$ 5.96	$ 4.56
Weighted Average Exercise Price per share, Granted	$ 7.99	$ 7.25	$ 10.38
Weighted Average Exercise Price per share, Forfeited	$ 9.10	$ 8.52	$ 10.04
Weighted Average Exercise Price per share, Exercised	$ 2.72	$ 2.38	$ 2.21
Weighted Average Exercise Price per share, Outstanding (Ending Balance)	$ 7.73	$ 6.95	$ 5.96
Weighted Average fair Value of Option, Granted	$ 3.32	$ 3.64	$ 5.20